Segment information (Tables)	12 Months Ended
Dec. 31, 2021
Results by segmen

(b) Results by segment

							2021
				Operating expenses
	Net	Cost of		Selling, general,	Results from	Other operating
	sales	products	Gross	research and	equity-accounted	income	Consolidated
	revenue	sold	profit	loss of impairment	investees	(expenses), net
Reporting segments
Brazil	69,494,923	(49,309,552)	20,185,371	(1,608,185)		(2,210,601)	16,366,585
USA and Europe	32,403,632	(23,343,205)	9,060,427	(900,885)		(25,580)	8,133,962
Mexico	6,506,297	(3,413,652)	3,092,645	(471,821)		(15,302)	2,605,522
Total	108,404,852	(76,066,409)	32,338,443	(2,980,891)		(2,251,483)	27,106,069

Other segments	363,684	(233,084)	130,600	76,830	4,641	(28,674)	183,397
Corporate unit				(1,963,137)		1,161,517	(801,620)

Braskem consolidated before eliminations and reclassifications	108,768,536	(76,299,493)	32,469,043	(4,867,198)	4,641	(1,118,640)	26,487,846

Eliminations and reclassifications	(3,143,335)	2,731,262	(412,073)	(16,066)		(16,163)	(444,302)

Profit before net financial expenses and taxes	105,625,201	(73,568,231)	32,056,970	(4,883,264)	4,641	(1,134,803)	26,043,544

							2020
				Operating expenses
	Net	Cost of		Selling, general,	Results from	Other operating
	sales	products	Gross	research and	equity-accounted	income	Consolidated
	revenue	sold	profit	loss of impairment	investees	(expenses), net
Reporting segments
Brazil	40,794,387	(32,498,003)	8,296,384	(1,471,722)		(7,082,604)	(257,942)
USA and Europe	14,638,660	(12,337,486)	2,301,174	(721,191)		(82,695)	1,497,288
Mexico	4,000,805	(3,075,001)	925,804	(436,859)		(364,259)	124,686
Total	59,433,852	(47,910,490)	11,523,362	(2,629,772)		(7,529,558)	1,364,032

Other segments	302,374	(188,350)	114,024	63,874	(19,398)	(320)	158,180
Corporate unit				(1,493,479)		359,071	(1,134,408)

Braskem consolidated before eliminations and reclassifications	59,736,226	(48,098,840)	11,637,386	(4,059,377)	(19,398)	(7,170,807)	387,804

Eliminations and reclassifications	(1,192,732)	767,426	(425,306)	(17,325)		(17,065)	(459,696)

Loss before net financial expenses and taxes	58,543,494	(47,331,414)	11,212,080	(4,076,702)	(19,398)	(7,187,872)	(71,892)

							2019
				Operating expenses
	Net	Cost of		Selling, general,	Results from	Other operating
	sales	products	Gross	research and	equity-accounted	income	Consolidated
	revenue	sold	profit	loss of impairment	investees	(expenses), net
Reporting segments
Brazil	39,142,561	(35,245,941)	3,896,620	(1,852,908)		(4,151,901)	(2,108,189)
USA and Europe	10,044,263	(8,217,515)	1,826,748	(525,701)		(23,859)	1,277,188
Mexico	3,051,440	(2,504,012)	547,428	(351,199)		324,682	520,911
Total	52,238,264	(45,967,468)	6,270,796	(2,729,808)		(3,851,078)	(310,090)

Other segments	296,285	(188,335)	107,950	40,306	10,218	4,175	162,649
Corporate unit				(1,533,590)		1,773,267	239,677

Braskem consolidated before eliminations and reclassifications	52,534,549	(46,155,803)	6,378,746	(4,223,092)	10,218	(2,073,636)	92,236

Eliminations and reclassifications	(211,024)	276,685	65,661	(39,342)		35,128	61,447

Profit before net financial expenses and taxes	52,323,525	(45,879,118)	6,444,407	(4,262,434)	10,218	(2,038,508)	153,683

Schedule of property, plant and equipment and intangible assets by segment

(c) Property, plant and equipment and intangible assets by segment

	2021	2020
Reporting segments
Brazil	18,072,312	17,299,352
USA and Europe	7,688,713	7,242,262
Mexico	14,019,167	13,892,609
Total	39,780,192	38,434,223
Unallocated amounts	322,237	323,617
Total	40,102,429	38,757,840